Employee Benefit Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 Y
Savings Plan
Defined Benefit Plan Disclosure [Line Items]
Costs associated with plan	$ 20	$ 19	$ 13
Maximum contribution to employees savings plans, revised plan	6.00%
Defined contribution plan required years of service to vest for employees hired on or after January 1, 2011	2
Deposits recorded by our life insurance subsidiaries	1	1
Pension and Retiree Health and Life Insurance Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Percentage funding of plan by Genworth	100.00%
Liability related to benefit plan	69	58
Change in other comprehensive income, defined contribution plans and defined benefit pension plan, increase (reduction)	8	17
Age for retirees receiving policy coverage	65
Number of years before retirement eligibility at which retiree medical benefits are available to employees				10
Accumulated postretirement benefit obligation	88	80
Change in other comprehensive income, retiree health benefits, increase (reduction)	(3)	(2)
Costs associated with plan	$ 28	$ 27	$ 39